Other Investments - non-current - Summary of Other Investments Non current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of financial assets [line items]
Equity shares	$ 147.7	₨ 10,801.6	₨ 6,091.9
Investments—measured at Fair value through profit and loss	39.4	2,881.4	4,188.6
Total (a+b+c)	187.1	13,683.0	10,280.5
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	68.3	4,993.9	1,586.8
Investments—measured at Fair value through profit and loss			1,577.9
Unquoted equity shares [Member]
Disclosure of financial assets [line items]
Equity shares	79.4	5,807.7	4,505.1
Investments—measured at Fair value through profit and loss	25.1	1,838.3	1,603.9
Non Cumulative Redeemable Preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.1	4.0	4.0
Cumulative redeemable preference shares [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	0.2	15.0	15.0
Convertible Debentures [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	12.8	937.3	877.1
Unquoted Others [Member]
Disclosure of financial assets [line items]
Investments—measured at Fair value through profit and loss	$ 1.2	₨ 86.8	₨ 110.7